Fair Value Measurements - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2015
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Asset measured and recognized at fair value on recurring basis	$ 0	$ 0
Earn-out liabilities	3,510,000	3,510,000
SPA
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Earn-out consideration	3,510,000
Earn-out liabilities		3,510,000
Maximum | SPA
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Earn-out consideration related to the acquisition	5,000,000	5,000,000
Fair Value, Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash equivalent at recurring basis	0	0
Fair Value Measurements, Non-recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value liabilities measured and recognized	0	0
Fair Value Measurements, Non-recurring | Fair Value, Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Privately-held investments measured at fair value	$ 300,000	$ 300,000